Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

415-315-6385

F 415-315-4829

February 28, 2012

Jessica Riley Hale

(415) 315-6385

Jessica.hale@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of RS Variable Products Trust (the “Trust”), we are filing pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a preliminary proxy statement on Schedule 14A for use in connection with a meeting of shareholders of RS Partners VIP Series, RS Value VIP Series, and RS Global Natural Resources VIP Series (the “Funds”), each a series of the Trust.

The meeting of shareholders is currently scheduled to be held April 13, 2012, and is being called to consider and vote on the following: (i) approval of a plan of liquidation with respect to each of the Funds; and (ii) any matters incidental to the foregoing and to transact such other business as may properly come before the meeting and any adjournment or adjournments thereof.

The Trust expects to begin mailing the proxy materials to shareholders on or about March 12, 2012.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-6385.

Very truly yours,

/S/ JESSICA RILEY HALE

Jessica Riley Hale

Enclosure

cc:	Benjamin L. Douglas, Esq.

Marianne C. Clark, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.